UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			November 13, 2008
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		71
Form 13F Information Table Value Total:		86,110
List of Other Included Managers:		NONE


FORM 13F INFORMATION TABLE

NAME OF ISSUER	         TITLE OF CLASS	 CUSIP	  VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
			   		          (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
3M Co                          COM	88579Y101  804      11765    SH       SOLE	      11765
Abbott Laboratories            COM	002824100  164      2856     SH       SOLE	      2856
Air Products & Chemicals Inc   COM	009158106  110      1600     SH       SOLE	      1600
Amgen Inc.                     COM	031162100  874      14748    SH       SOLE	      14748
Anadarko Petroleum Corp        COM	032511107  169      3480     SH       SOLE	      3480
Apache Corp                    COM	037411105  2048	    19636    SH       SOLE	      19636
Applied Materials Inc          COM	038222105  428	    28275    SH	      SOLE	      28275
Archer-Daniels-Midland Co      COM	039483102  643	    29325    SH	      SOLE	      29325
Automatic Data Processing Inc  COM	053015103  414	    9686     SH       SOLE            9686
Baker Hughes Inc               COM	057224107  824	    13603    SH       SOLE	      13603
Bank Of America Corp           COM	060505104  533	    15240    SH       SOLE            15240
Bank of New York Mellon        COM	064058100  495	    15199    SH	      SOLE	      15199
Baxter International           COM	071813109  3299	    50268    SH       SOLE	      50268
Biogen Idec Inc                COM	09062X103  104	    2070     SH       SOLE	      2070
BP plc               SPONSORED ADR	055622104  1965	    39157    SH       SOLE	      39157
Boeing Co                      COM	097023105  264	    4600     SH       SOLE	      4600
Bunge Ltd                      COM	G16962105  1456	    23050    SH       SOLE	      23050
Caterpillar Inc                COM	149123101  226	    3790     SH       SOLE            3790
Centurytel Inc.                COM	156700106  1109	    30268    SH       SOLE	      30268
Charles Riv Laboratories Intl  COM	159864107  458	    8250     SH       SOLE	      8250
ChevronTexaco Corp	       COM	166764100  127	    1542     SH       SOLE            1542
Cisco Systems                  COM	17275R102  157	    6946     SH       SOLE            6946
CLARCOR Inc                    COM	179895107  596	    15700    SH	      SOLE	      15700
Coca Cola                      COM	191216100  572	    10820    SH       SOLE	      10820
Disney Walt Co           COM DISNEY	254687106  183	    5970     SH       SOLE	      5970
Dominion Res Inc               COM	25746U109  1136	    26556    SH       SOLE	      26556
Dow Chemical Company           COM	260543103  1647	    51835    SH       SOLE	      51835
Duke Energy Corp.              COM	26441C105  466	    26751    SH       SOLE	      26751
Emerson Electric Co            COM	291011104  242	    5929     SH       SOLE	      5929
Exxon Mobil Corporation        COM	30231G102  2780	    35800    SH       SOLE	      35800
Fiserv Inc                     COM	337738108  3761	    79475    SH       SOLE	      79475
Franklin Resources             COM	354613101  1099	    12475    SH       SOLE	      12475
General Electric               COM	369604103  1477	    57905    SH       SOLE	      57905
Genzyme Corporation            COM	372917104  269	    3326     SH	      SOLE	      3326
Hewlett-Packard Company        COM	428236103  677	    14648    SH       SOLE	      14648
Intel Corp                     COM	458140100  1226	    65480    SH       SOLE	      65480
International Business Machine COM	459200101  491	    4200     SH       SOLE	      4200
Inverness Med Innovation       COM	46126P106  257	    8554     SH       SOLE	      8554
iShares MSCI EAFE Index MSCI EAFE INDEX	464287465  8825	    156745   SH       SOLE	      156745
Johnson & Johnson              COM	478160104  4827	    69680    SH       SOLE	      69680
JP Morgan Chase & Co           COM	46625H100  955	    20457    SH       SOLE	      20457
Kraft Foods Inc                COM	50075N104  499	    15232    SH       SOLE	      15232
Maxim Integrated Products      COM	57772K101  267	    14731    SH       SOLE	      14731
Medtronic Inc                  COM	585055106  714	    14252    SH       SOLE	      14252
Microsoft Corp                 COM	594918104  766	    28706    SH       SOLE	      28706
Nisource Inc Hldg Co           COM	65473P105  595	    40308    SH       SOLE	      40308
Nokia ADR            SPONSORED ADR	654902204  123	    6600     SH       SOLE	      6600
Northrop Grumman Corp          COM	666807102  2500	    41300    SH       SOLE	      41300
Oracle Corp                    COM	68389X105  260	    12800    SH       SOLE	      12800
PartnerRe Ltd                  COM	G6852T105  1246	    18300    SH       SOLE	      18300
Pepsico                        COM	713448108  6720	    94283    SH       SOLE	      94283
Pfizer                         COM	717081103  448	    24302    SH       SOLE	      24302
Procter & Gamble Co            COM	742718109  1098	    15749    SH       SOLE	      15749
Reliance Steel & Aluminum      COM	759509102  234	    6150     SH       SOLE	      6150
S&P 500 Depository Recpts  UNIT SER 1	78462F103  7597	    65495    SH       SOLE	      65495
S&P MidCap SPDRs           UNIT SER 1	595635103  376	    2851     SH       SOLE	      2851
Schlumberger Ltd               COM	806857108  290	    3713     SH       SOLE	      3713
Seagate Technology Hldgs       SHS	G7945J104  355	    29300    SH       SOLE	      29300
State Street                   COM	857477103  3258	    57277    SH       SOLE	      57277
Statoil ASA ADR      SPONSORED ADR	85771P102  977	    41062    SH       SOLE	      41062
Stryker Corp                   COM	863667101  2698	    43310    SH       SOLE	      43310
SupportSoft Inc                COM	868587106  30	    10000    SH	      SOLE	      10000
Sysco Corporation              COM	871829107  218	    7060     SH	      SOLE	      7060
Target Corporation             COM	87612E106  216	    4395     SH       SOLE	      4395
Thermo Fisher Scientific       COM      883556102  1103     20055    SH       SOLE            20055
Toronto Dominion Bank New  COM NEW	891160509  214	    3502     SH       SOLE	      3502
VCA Antech Inc                 COM	918194101  1946	    66050    SH       SOLE	      66050
Vodafone Group Plc ADR  SPONS ADR NEW	92857W209  171	    7746     SH       SOLE	      7746
Wal-Mart Stores Inc            COM	931142103  417	    6957     SH       SOLE	      6957
Walgreen Co                    COM	931422109  2107	    68057    SH	      SOLE	      68057
Wells Fargo & Co               COM	949746101  510	    13580    SH       SOLE	      13580
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